Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Commitments for purchases of property, plant and equipment and other commitments	¥55,571	¥60,527